Accounts Receivable	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Accounts Receivable
ACCOUNTS RECEIVABLE:
Accounts receivable (A/R) sales program and supplier financing programs (SFPs):
Our agreement to sell up to $250.0 in A/R on an uncommitted basis (subject to pre-determined limits by customer) to two third-party banks was scheduled to expire in November 2019, but was extended to January 15, 2020 pursuant to its terms, at which time it expired. Based on a review of our requirements at that time, we reduced the sales program limit from $250.0 to $200.0 during the extension period. In addition, we participate in two SFPs (one with a CCS segment customer, and commencing in the fourth quarter of 2019 (Q4 2019), one with an ATS segment customer), pursuant to which we sell A/R from the relevant customer to third-party banks on an uncommitted basis. At December 31, 2019, we sold $90.6 of A/R under our A/R sales program (December 31, 2018 — $130.0) and $50.4 of A/R under the SFPs (December 31, 2018 — $50.0). We utilize the SFPs to substantially offset the effect of extended payment terms required by these customers on our working capital for the period. Under our previous A/R sales program (and the current one described below), we collect cash from our customers, and remit the cash to the banks once collected. Under our SFPs, the third-party banks collect the relevant receivables directly from the customers.
To replace our previous A/R sales program, and based on a recent review of our requirements, we entered into an agreement in March 2020 with a new third-party bank to sell up to $235.0 in A/R (based on currently approved obligors) on an uncommitted basis, subject to pre-determined limits by customer. This agreement provides for a one-year term, with automatic annual one-year extensions, and may be terminated at any time by the bank or by us upon 3 month’s prior notice, or by the bank upon specified defaults.
The A/R sold under the foregoing programs are de-recognized from our A/R balance and removed from our consolidated balance sheet, and the proceeds are reflected as cash provided by operating activities in our consolidated statement of cash flows. Upon sale, we assign the rights to the A/R to the banks. We pay discount charges which we record as finance costs in our consolidated statement of operations.
Contract assets:
At December 31, 2019, our A/R balance included $226.7 of contract assets recognized as revenue under IFRS 15, Revenue from Contracts with Customers (December 31, 2018 — $267.8).